DERIVATIVE FINANCIAL INSTRUMENTS - Statement of operations location (Details) - Interest rate swap contracts - Not designated as hedging instrument - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swap contracts	¥ (9,264)	¥ (12,953)
Interest expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Realized loss	(6,180)	(12,575)
Unrealized loss	¥ (3,084)	¥ (378)